Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Ultra Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	10.47%	12.61%	12.27%	(8.80%)	4.74%	7.12%